Post balance sheet events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	D3 Post balance sheet events
Dividends
The 2025 second interim dividend approved by the Board of Directors after 31 December 2025 is described in note B5.
$1.2 billion share buyback programme
On 6 January 2026, the Company announced the commencement of a new share buyback programme up to a maximum aggregate amount of $1.2 billion to reduce the issued share capital of the Company in order to return capital to shareholders comprising $500 million of recurring capital returns and $700 million of net proceeds from the IPO of ICICI Prudential Asset
Management Company Limited. The balance of the net proceeds from the IPO will be returned to shareholders during 2027. It is intended that the announced buyback programme will be completed by no later than 18 December 2026.
Increase in ownership interest in Prudential Assurance Malaysia Berhad
The Group signed an agreement on 22 January 2026 to acquire a further 19 per cent interest in the conventional life insurance business in Malaysia, as described in note D2.